INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Income (loss) before provision for income taxes and share of results of equity investees	¥ (1,427,612)	$ (218,790)	¥ 242,239	¥ 21,397
Income tax (expenses) benefits computed at an applicable tax rate of 25%	356,903		(60,560)	(5,349)
Effect of permanent differences	55,935		(11,010)	(4,100)
Effect of research and development super-deduction	88,881		38,078	0
Effect of preferential tax rate	62,404		10,399	18,243
Effect on tax rates in different tax jurisdictions	(1,278)		3,691	0
Change in valuation allowance	(528,226)		2,445	(11,410)
Income tax (expense) benefits	¥ 34,619	$ 5,306	¥ (16,957)	¥ (2,616)